Other Payables and Accruals	6 Months Ended
Jun. 30, 2025
Disclosure Of Other Payables And Accruals [Abstract]
Other Payables and Accruals
16.
OTHER PAYABLES AND ACCRUALS

	As of June 30, 2025	As of December 31, 2024
(In thousands)
Payables in respect of research and development expenses	$2,411	$1,248
Accrued salaries and bonuses	898	785
Other payables and accruals (See Note 17)	6,960	5,133
	$10,269	$7,166